Investment in equity accounted investees (Tables)	12 Months Ended
Mar. 31, 2025
Investments accounted for using equity method [Line Items]
Disclosure Of Equity Shares Held In Equity Accounted Investees [Table Text Block]
Details of Investment in equity accounted investees:

	As of March 31,
	2025		2024
Investment in unquoted equity shares
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	4,428	Rs.	4,130
Equity shares held in DRES Energy Private Limited, India		58		55
Equity shares held in O2 Renewable Energy IX Private Limited, India		136		4
Equity shares held in Clean Renewable Energy KK2A Private Limited, India		17		-
	Rs.	4,639	Rs.	4,189
Investment in compulsory convertible debentures
Compulsory convertible debentures in O2 Renewable Energy IX Private Limited, India	Rs.	172	Rs.	7
	Rs.	172	Rs.	7
Total Investment in equity accounted investees	Rs.	4,811	Rs.	4,196

Kunshan Rotam Reddy Pharmaceuticals Co Limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2025		2024		2023
Ownership		51.3%		51.3%		51.3%
Current assets	Rs.	6,551	Rs.	6,447	Rs.	6,972
Non-current assets		4,514		3,799		3,372
Total assets	Rs.	11,065	Rs.	10,246	Rs.	10,344
Equity	Rs.	8,273	Rs.	7,692	Rs.	8,696
Liabilities		2,792		2,554		1,648
Total equity and liabilities	Rs.	11,065	Rs.	10,246	Rs.	10,344
Revenues	Rs.	9,317	Rs.	9,688	Rs.	9,323
Expenses		8,892		9,396		8,598
Profit for the year	Rs.	425	Rs.	292	Rs.	725
Company’s share of profits for the year	Rs.	218	Rs.	150	Rs.	372
Carrying value of the Company’s investment (1)	Rs.	4,428	Rs.	4,130	Rs.	4,645
Translation adjustment arising out of translation of foreign currency balances	Rs.	552	Rs.	472	Rs.	692

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Details of the Company’s investment in DRES Energy Private Limited:

	As of/for the Year Ended March 31,
	2025		2024		2023
Carrying value of the Company’s investment	Rs.	58	Rs.	55	Rs.	57
Company’s share of Profit/(loss) for the year		3		(2)		(2)

O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Details of the Company’s investment in O2 Renewable Energy IX Private Limited:

	As of/for the Year Ended March 31,
	2025			2024		2023
Carrying value of the Company’s investment	Rs.	308		Rs.	11	Rs.	-
Company’s share of loss for the year		(0	)*		(1)		-

*	Rounded to the nearest million

Clean Renewable Energy KK2A Private Limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Details of the Company’s investment in
Clean Renewable Energy KK2A Private Limited:

	As of/for the Year Ended March 31,
	2025		2024		2023
Carrying value of the Company’s investment	Rs.	17	Rs.	-	Rs.	-
Company’s share of loss for the year		(4)		-		-